May 24, 2004

DREYFUS GROWTH AND VALUE FUNDS, INC.
- Dreyfus Premier Select Growth Fund

Supplement to Statement of Additional Information
dated January 1, 2004, As Revised, April 15, 2004

Dreyfus Premier Select Growth Fund was liquidated
on March 26, 2004.